Equity Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares for issuance	11,000,000
Share-based compensation expense	$ 1.8	$ 1.8	$ 2.7
Non-employee director stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	vest upon grant
Expiration period	10 years
Officer and management non-qualified time - based stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	one to three years from the date of grant
Expiration period	7 years
Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 5.0
Weighted average period over which unearned share-based compensation cost is expected to be recognized	2 years 1 month 1 day
Restricted stock award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period over which unearned share-based compensation cost is expected to be recognized	1 year 3 months 18 days
Granted	146,155	295,336	320,414
Weighted-average grant date fair value	$ 3.07	$ 1.29	$ 1.20
Vesting period	3 years
Unrecognized compensation cost	$ 0.5